Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reflects, for the last three fiscal years, the total compensation paid to our named executive officers as reflected in our Summary Compensation Table (the “SCT”), “compensation actually paid” to our named executed officers (as determined in accordance with applicable rules), our total shareholder return (“TSR”), our peer group and our net income.
The information provided under the heading “Pay versus Performance” shall not be considered “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent that we specifically incorporate it by reference into a filing.

Year(1)	Summary Compensation Table Total for Principal Executive Officer ($)(2)	Compensation Actually Paid to Principal Executive Officer ($)(3)	Average Summary Compensation Table Total for Non-Principal Executive Officer - NEOs ($)(4)	Average Compensation Actually Paid to Non-Principal Executive Officer - NEOs ($)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) ($)(8)	Adjusted EBITDA (in thousands) ($)(9)
					Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($) (7)
2025	3,999,717	6,386,112	1,364,117	1,958,606	372	216	19,998	67,134
2024	2,557,645	4,365,629	1,206,672	1,904,289	243	208	9,891	42,312
2023	2,458,683	4,021,370	1,074,279	1,687,803	154	140	25,997	26,500
2022	1,740,984	842,209	824,827	386,446	89	115	12,634	28,167
2021	1,693,608	1,996,032	883,425	1,064,992	115	112	34,718	38,065

(1)
Due to the Company’s prior status as a smaller reporting company, for years 2021-2024, the table reflects Principal Executive Officer Mr. Shaw, and two Non-Principal Executive Officer NEOs: Messrs. Meyers and Mr. Nyce. For 2025, the table reflects Principal Executive Officer Mr. Shaw, Principal Financial Officer Mr. Meyers, and three Non-Principal Executive Officer NEOs: Messrs. Meyers, Nyce, Ace and Ms. Luster.

(2)
The dollar amounts reported are the amounts of total compensation reported for Scott M. Shaw, our President and Chief Executive Officer, recognized as our Principal Executive Officer for these purposes for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Shaw, as computed in accordance with Item 402(v) of Regulation S-K, which reflects adjustments made to Mr. Shaw’s total compensation for each year to determine the “compensation actually paid”. Mr. Shaw holds no stock options, no awards were modified during the year, and no dividends or other earnings were paid during the year prior to the vesting date of an award.

(4)
The dollar amounts reported represent the average of the amounts reported for our named executive officers (NEOs), excluding Mr. Shaw, in the “Total” column of the Summary Compensation Table for each corresponding year.

(5)
The dollar amounts reported represent the average of the amounts of “compensation actually paid” to our NEOs, excluding Mr. Shaw, as computed in accordance with Item 402(v) of Regulation S-K, which reflects adjustments made to our NEOs’ total compensation, excluding Mr. Shaw, for each year, to determine the “compensation actually paid”. The NEOs do not hold any options, no awards were modified during the year, and no dividends or other earnings were paid during the year prior to the vesting date of an award.

(6)
The dollar amounts reported represent the value of an initial fixed investment of $100 and are calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the closing stock price of the Company’s Common Stock at the end and at the beginning of the measurement period, by the closing stock price of our Common Stock at the beginning of the measurement period. The closing stock price of the Company’s Common Stock on the last trading day in December in each of 2025-2020 was $24.15, $15.82, $10.04, $5.79, $7.47 and $6.50 respectively. There were no dividends in any of such years.

(7)
For purposes of the Pay Versus Performance disclosure, the Company utilized the same peer group used by the Compensation Committee in evaluating executive compensation decisions, subject to the exclusion of two companies that were not publicly traded as of December 31, 2020, the measurement date required for purposes of calculating cumulative total shareholder return. The peer group consists of American Public Education, Inc.; Franklin Convery Co.; Grand Canyon Education, Inc.; Perdoceo Education Corporation; Strategic Education, Inc.; and Universal Technical Institute, Inc.

(8)	The amounts reported represent net income as reflected in the Company’s Consolidated Audited Financial Statements for each applicable year.
(9)	The amounts reported represent adjusted EBITDA for each applicable year, which was used in determining the level of achievement for cash and equity incentive awards.
The following table reconciles total compensation per the SCT compared with “compensation actually paid” to the Principal Executive Officer:

Adjustments to Determine “Compensation Actually Paid” to the Principal Executive Officer
Year	Total Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT ($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Total Compensation Actually Paid ($)
2025	3,999,717	(2,200,000)	2,954,946	1,234,473	396,977	—	6,386,112
2024	2,557,645	(1,200,000)	1,973,387	1,042,504	(7,907)	—	4,365,629
2023	2,458,683	(1,200,000)	1,959,025	777,380	26,282	—	4,021,370
2022	1,740,984	(1,100,000)	873,665	(264,053)	(6,979)	(401,408)	842,209
2021	1,693,608	(500,000)	640,652	180,699	(18,927)	—	1,996,032

The following table reconciles total compensation per the SCT compared with “compensation actually paid” to the Non-Principal Executive Officer NEOs:

Adjustments to Determine Average “Compensation Actually Paid” to the Non-Principal Executive Officer NEOs
Year	Average Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT ($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Average Compensation Actually Paid ($)
2025	1,364,117	(562,500)	755,521	304,553	96,915	—	1,958,606
2024	1,206,672	(500,000)	822,260	378,587	(3,231)	—	1,904,289
2023	1,074,279	(425,000)	693,814	327,968	16,742	—	1,687,803
2022	824,827	(425,000)	337,552	(165,627)	(5,948)	(179,358)	386,446
2021	883,425	(250,000)	320,326	118,731	(7,490)	—	1,064,992

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(1)
Due to the Company’s prior status as a smaller reporting company, for years 2021-2024, the table reflects Principal Executive Officer Mr. Shaw, and two Non-Principal Executive Officer NEOs: Messrs. Meyers and Mr. Nyce. For 2025, the table reflects Principal Executive Officer Mr. Shaw, Principal Financial Officer Mr. Meyers, and three Non-Principal Executive Officer NEOs: Messrs. Meyers, Nyce, Ace and Ms. Luster.

Peer Group Issuers, Footnote
(7)
For purposes of the Pay Versus Performance disclosure, the Company utilized the same peer group used by the Compensation Committee in evaluating executive compensation decisions, subject to the exclusion of two companies that were not publicly traded as of December 31, 2020, the measurement date required for purposes of calculating cumulative total shareholder return. The peer group consists of American Public Education, Inc.; Franklin Convery Co.; Grand Canyon Education, Inc.; Perdoceo Education Corporation; Strategic Education, Inc.; and Universal Technical Institute, Inc.

PEO Total Compensation Amount	$ 3,999,717	$ 2,557,645	$ 2,458,683	$ 1,740,984	$ 1,693,608
PEO Actually Paid Compensation Amount	$ 6,386,112	4,365,629	4,021,370	842,209	1,996,032
Adjustment To PEO Compensation, Footnote
The following table reconciles total compensation per the SCT compared with “compensation actually paid” to the Principal Executive Officer:

Adjustments to Determine “Compensation Actually Paid” to the Principal Executive Officer
Year	Total Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT ($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Total Compensation Actually Paid ($)
2025	3,999,717	(2,200,000)	2,954,946	1,234,473	396,977	—	6,386,112
2024	2,557,645	(1,200,000)	1,973,387	1,042,504	(7,907)	—	4,365,629
2023	2,458,683	(1,200,000)	1,959,025	777,380	26,282	—	4,021,370
2022	1,740,984	(1,100,000)	873,665	(264,053)	(6,979)	(401,408)	842,209
2021	1,693,608	(500,000)	640,652	180,699	(18,927)	—	1,996,032

Non-PEO NEO Average Total Compensation Amount	$ 1,364,117	1,206,672	1,074,279	824,827	883,425
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,958,606	1,904,289	1,687,803	386,446	1,064,992
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles total compensation per the SCT compared with “compensation actually paid” to the Non-Principal Executive Officer NEOs:

Adjustments to Determine Average “Compensation Actually Paid” to the Non-Principal Executive Officer NEOs
Year	Average Compensation Per SCT ($)	Deduct Amounts Reported as Stock Awards in SCT ($)	Add Year-end Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	Deduct Prior Year-end Fair Value of Awards Granted in Prior Years That Failed to Meet the Vesting Conditions in Year ($)	Average Compensation Actually Paid ($)
2025	1,364,117	(562,500)	755,521	304,553	96,915	—	1,958,606
2024	1,206,672	(500,000)	822,260	378,587	(3,231)	—	1,904,289
2023	1,074,279	(425,000)	693,814	327,968	16,742	—	1,687,803
2022	824,827	(425,000)	337,552	(165,627)	(5,948)	(179,358)	386,446
2021	883,425	(250,000)	320,326	118,731	(7,490)	—	1,064,992

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return
The following graph provides a description of the relationship between the amount of “compensation actually paid” to Mr. Shaw and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Shaw) to the Company’s Cumulative Total Shareholder Return (“TSR”) and the Peer Group cumulative TSR over the five years presented in the Pay Versus Performance table:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph provides a description of the relationship between the amount of “compensation actually paid” to Mr. Shaw and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Shaw) to the Company’s net income over the five years presented in the Pay Versus Performance table:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The following graph provides a description of the relationship between the amount of “compensation actually paid” to Mr. Shaw and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Shaw) to the Company’s net income over the five years presented in the Pay Versus Performance table:

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative Total Shareholder Return
The following graph provides a description of the relationship between the amount of “compensation actually paid” to Mr. Shaw and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Shaw) to the Company’s Cumulative Total Shareholder Return (“TSR”) and the Peer Group cumulative TSR over the five years presented in the Pay Versus Performance table:

Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the two financial performance measures used to link compensation actually paid (“CAP”), as calculated in accordance with SEC rules, to our named executive officers (“NEOs”) for fiscal year 2025 performance were:
•	Revenue
•	Adjusted EBITDA
These represent the two financial performance measures that we determined were most important in assessing Company performance for purposes of executive compensation for fiscal year 2025.
In addition to the financial performance measures identified above, the Company also used an operational measure — student placement — in determining compensation outcomes for our NEOs.

Total Shareholder Return Amount	$ 372	243	154	89	115
Peer Group Total Shareholder Return Amount	216	208	140	115	112
Net Income (Loss)	$ 19,998,000	$ 9,891,000	$ 25,997,000	$ 12,634,000	$ 34,718,000
Company Selected Measure Amount	67,134,000	42,312,000	26,500,000	28,167,000	38,065,000
PEO Name	Mr. Shaw	Mr. Shaw	Mr. Shaw	Mr. Shaw	Mr. Shaw
Additional 402(v) Disclosure
Analysis of the Information Presented in the Pay Versus Performance Tables
Relationship Between CAP and Selected Financial Performance Measures
The Company’s key financial performance measures for executive compensation purposes are revenue and adjusted EBITDA, which are directly linked to annual cash and long-term equity incentive awards. Over the period presented, revenue and adjusted EBITDA experienced moderate volatility in 2021 and 2022, followed by stronger growth from 2023 through 2025.
CAP generally aligned with these trends:
•	In 2021 and 2022, when revenue and adjusted EBITDA growth was mixed, CAP outcomes were moderated, reflecting incentive results tied to financial performance.
•	In 2023–2025, as revenue and adjusted EBITDA improved substantially, CAP increased, consistent with achievement of performance-based targets.
Because CAP also includes multi-year performance-based equity awards influenced by stock price, alignment with financial performance is most apparent over multiple years. Overall, the Company believes that CAP demonstrates a clear relationship with both key financial objectives and long-term shareholder value creation.
Relationship between Compensation Actually Paid and Company’s TSR/Peer Group TSR
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program is comprised of a variety of components including a performance-based approach. While the Company utilizes several performance metrics to align executive compensation with Company performance, not all of these are covered by the Pay Versus Performance table. Further, while the Company seeks to incentivize long-term performance, this is not necessarily aligned with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company describes below the relationship between Compensation Actually Paid (“CAP”) to our Principal Executive Officer and other NEOs and (i) the Company’s cumulative Total Shareholder Return (“TSR”) and (ii) the cumulative TSR of our peer group.
Over the five-year period presented, the Company’s cumulative TSR increased significantly, with a $100 investment on December 31, 2020 growing to approximately $371.75 by December 31, 2025. This compares to cumulative peer group TSR over the same period, which increased a $100 investment to approximately $216.23. The Company’s TSR reflects volatility in 2021 and 2022, followed by substantial stock price appreciation from 2023 through 2025.
CAP to our Principal Executive Officer and the average CAP to our other NEOs generally tracked these performance trends. In periods of stock price decline, CAP was lower due to reduced equity award valuations and incentive outcomes. Conversely, as the Company’s stock price appreciated significantly from 2023 through 2025, CAP increased, reflecting higher valuations of outstanding equity awards and performance-based compensation results.
The Company’s cumulative TSR outperformed the cumulative TSR of the peer group over the measurement period. CAP outcomes during the later years of the period reflect this relative outperformance, consistent with the design of our compensation program, which emphasizes long-term shareholder value creation and includes a significant proportion of performance-based and equity-based compensation.
Accordingly, the Company believes that CAP, as calculated under SEC rules, demonstrates alignment between executive compensation and both absolute and relative TSR performance over the periods presented.

Share Price	$ 24.15	$ 15.82	$ 10.04	$ 5.79	$ 7.47	$ 6.5
Dividends Payable, Amount Per Share	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0	0	0	0	0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,200,000)	$ (1,200,000)	$ (1,200,000)	$ (1,100,000)	$ (500,000)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,954,946	1,973,387	1,959,025	873,665	640,652
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,234,473	1,042,504	777,380	(264,053)	180,699
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,977	(7,907)	26,282	(6,979)	(18,927)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(401,408)	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (562,500)	$ (500,000)	$ (425,000)	$ (425,000)	$ (250,000)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	755,521	822,260	693,814	337,552	320,326
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,553	378,587	327,968	(165,627)	118,731
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,915	(3,231)	16,742	(5,948)	(7,490)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(179,358)	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0